Discontinued Operations	9 Months Ended
Sep. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

4. Discontinued Operations

Discontinued Operations

The Company reports discontinued operations by applying the following criteria in accordance with ASC Topic 205-20, Presentation of Financial Statements – Discontinued Operations: (1) Component of an entity; (2) Held for sale criteria; and (3) Strategic shift.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

On September 4, 2024, the Company and its subsidiary, Craft C+P, entered into the Debt Agreement with The B.A.D. Company, LLC (the “SPV”), Aegis Security Insurance Company (“Aegis”), Bigger Capital Fund, LP (“Bigger”), District 2 Capital Fund, LP (“District 2”), LDI Investments, LLC (“LDI”), William Esping (“Esping”), WPE Kids Partners (“WPE”) and Robert Grammen (“Grammen”), collectively, the “Investors”. The SPV is a special purpose vehicle whose equity is shared 50% by Bigger and District 2 and 50% by Aegis and LDI.

On October 7, 2024, a closing will be held pursuant to the terms of the Debt Agreement. Aegis, Bigger, District 2 and LDI will transfer to the Company 31,234 shares of Series C Preferred Stock and 119,873 shares of the Company’s common stock. The Investors will also release the Company from liability for $4.1 million of senior secured debt and $2.5 million of unsecured debt. In consideration of their surrender of stock and release of debt, the Company will cause Craft C+P to be merged into a limited liability company owned by the Investors. Given that the effect of the Debt Agreement meets all the initial criteria for classification of held for sale, the assets, liabilities, and operating results of Craft C+P have been classified as held for sale during the nine month periods ended September 30, 2024 and 2023, and as of September 30, 2024 and December 31, 2023. The consolidated financial statements for the prior periods have been adjusted to reflect comparable information.

Assets and liabilities related to Craft C+P were as follows:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Assets
Current assets:
Cash	$135	$96
Trade receivables, net	756	396
Inventories	1,071	526
Prepaid expenses and other current assets	678	250
Total current assets	2,640	1,268
Property and equipment, net	4,156	4,598
Right-of-use assets	1,415	1,923
Intangible assets, net	517	827
Other assets, net	210	321
Total Assets	$8,938	$8,937

Liabilities
Current liabilities:
Accounts payable	$2,130	$1,014
Accrued liabilities	266	110
Deferred revenue	42	88
Current portion of lease liabilities	686	665
Total current liabilities	3,124	1,877
Lease liabilities, net of current portion	843	1,366
Total liabilities	$3,967	$3,243

Income and expense related to Craft C+P were as follows for the nine months ended September 30, 2024 and 2023:

(Dollars in thousands)	2024	2023
Sales	$6,775	$5,637
Less customer programs and excise taxes	117	79
Net sales	6,658	5,558
Cost of sales	6,322	5,378
Gross profit	336	180
Operating expenses:
Sales and marketing expenses	45	81
General and administrative expenses	2,355	2,103
Gain on disposal of property and equipment	(195)	(171)
Total operating expenses	2,205	2,013
Loss from operations	(1,869)	(1,833)
Other income (expense), net
Interest expense	-	(12)
Other income	3	33
Total other income, net	3	21
Loss before income taxes	(1,866)	(1,812)
Provision for income taxes	-	-
Net loss	$(1,866)	$(1,812)

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)